Expense Example - iShares Inflation Hedged Corporate Bond ETF - iShares Inflation Hedged Corporate Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	$ 388